Stock Based Compensation - (Details) - $ / shares	1 Months Ended				11 Months Ended	12 Months Ended
	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	May 31, 2016	Dec. 12, 2018	Dec. 31, 2018
2011 Management Equity Incentive Plan
Stock based compensation
Total number of awards available under the plans (in shares)					2,941,746
Number of additional shares available for grant					1,492,167
Stock options
Stock based compensation
Term of awards granted under the plan						10 years
Cancelled (in shares)				1,270,106
Granted (in shares)	80,833	80,833	20,000	1,243,299	76,559
Granted (in dollars per share)	$ 2.25	$ 2.25	$ 2.25	$ 2.25	$ 1.00
Vested (in shares)	3,833	3,833	6,000	1,233,499
Vested or expected to vest at the end of the period (in shares)				9,800	1,409,191
Minimum | Stock options
Stock based compensation
Vesting period						4 years
Maximum | Stock options
Stock based compensation
Vesting period						5 years